Intangible assets - Schedule of changes in intangible assets (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Opening balance	€ 1,156	€ 1,394	€ 1,394
Additions	17		44
Capitalised expenses	64		135
Amortisation	(113)	(133)	(261)
Impairments	(40)		(94)
Exchange rate differences	2		(62)
Disposals	(1)		0
Changes in the composition of the group and other changes	35		0
Closing balance	1,119		1,156
Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	3,052
Closing balance	2,925		3,052
Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(1,719)
Closing balance	(1,708)		(1,719)
Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(177)
Closing balance	(98)		(177)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	472	533	533
Impairments	(32)
Exchange rate differences	(1)		(61)
Changes in the composition of the group and other changes	25
Closing balance	463		472
Goodwill [member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	472
Closing balance	496		472
Goodwill [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Closing balance	(32)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	682	846	846
Additions	17		44
Capitalised expenses	64		135
Amortisation	(113)		(260)
Impairments	(8)		(82)
Exchange rate differences	3		0
Disposals	(1)		0
Changes in the composition of the group and other changes	9		(1)
Closing balance	653		682
Software [member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	2,521
Closing balance	2,422		2,521
Software [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(1,710)
Closing balance	(1,705)		(1,710)
Software [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(129)
Closing balance	(64)		(129)
Other Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	2	€ 15	15
Amortisation	0		(1)
Impairments			(12)
Exchange rate differences	0		0
Changes in the composition of the group and other changes			0
Closing balance	2		2
Other Intangible Assets [member] | Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	59
Closing balance	8		59
Other Intangible Assets [member] | Accumulated amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(9)
Closing balance	(3)		(9)
Other Intangible Assets [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Opening balance	(48)
Closing balance	€ (2)		€ (48)